Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Segment reporting table
The segment results for the years ended December 31, 2016, 2015 and 2014 are presented below (in millions of U.S. dollars, except ratios). The results for the years ended December 31, 2015 and 2014 have been recast to conform to the current segment presentation.
Segment Information
For the year ended December 31, 2016

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$2,269	$1,920	$4,189	$1,168	$—	$5,357
Net premiums written	$2,061	$1,776	$3,837	$1,117	$—	$4,954
Decrease (increase) in unearned premiums	25	(9)	16	—	—	16
Net premiums earned	$2,086	$1,767	$3,853	$1,117	$—	$4,970
Losses and loss expenses	(1,248)	(1,073)	(2,321)	(927)	—	(3,248)
Acquisition costs	(556)	(500)	(1,056)	(131)	—	(1,187)
Technical result	$282	$194	$476	$59	$—	$535
Other income			2	10	3	15
Other expenses			(229)	(66)	(177)	(472)
Underwriting result			$249	$3	n/a	$78
Net investment income				58	353	411
Allocated underwriting result (1)				$61	n/a	n/a
Net realized and unrealized investment gains					26	26
Interest expense					(49)	(49)
Loss on redemption of senior notes					(22)	(22)
Amortization of intangible assets					(26)	(26)
Net foreign exchange gains					78	78
Income tax expense					(26)	(26)
Interest in losses of equity method investments					(23)	(23)
Net income					n/a	$447
Loss ratio (2)	59.8%	60.8%	60.3%
Acquisition ratio (3)	26.7	28.3	27.4
Technical ratio (4)	86.5%	89.1%	87.7%
Other expense ratio (5)			5.9
Combined ratio (6)			93.6%

(1)	Allocated underwriting result is defined as net premiums earned, other income or loss and allocated net investment income less life policy benefits, acquisition costs and other expenses.

(2)	Loss ratio is obtained by dividing losses and loss expenses by net premiums earned.

(3)	Acquisition ratio is obtained by dividing acquisition costs by net premiums earned.

(4)	Technical ratio is defined as the sum of the loss ratio and the acquisition ratio.

(5)	Other expense ratio is obtained by dividing other expenses by net premiums earned.

(6)	Combined ratio is defined as the sum of the technical ratio and the other expense ratio.
n/a: Not applicable
Segment Information
For the year ended December 31, 2015

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$2,371	$1,906	$4,277	$1,271	$—	$5,548
Net premiums written	$2,236	$1,786	$4,022	$1,208	$—	$5,230
Decrease in unearned premiums	4	34	38	1	—	39
Net premiums earned	$2,240	$1,820	$4,060	$1,209	$—	$5,269
Losses and loss expenses	(1,129)	(1,064)	(2,193)	(964)	—	(3,157)
Acquisition costs	(570)	(494)	(1,064)	(153)	—	(1,217)
Technical result	$541	$262	$803	$92	$—	$895
Other income			—	6	3	9
Other expenses			(219)	(63)	(509)	(791)
Underwriting result			$584	$35	n/a	$113
Net investment income				59	391	450
Allocated underwriting result				$94	n/a	n/a
Net realized and unrealized investment losses					(297)	(297)
Interest expense					(49)	(49)
Amortization of intangible assets					(27)	(27)
Net foreign exchange losses					(9)	(9)
Income tax expense					(80)	(80)
Interest in earnings of equity method investments					6	6
Net income					n/a	$107
Loss ratio	50.4%	58.5%	54.0%
Acquisition ratio	25.4	27.1	26.2
Technical ratio	75.8%	85.6%	80.2%
Other expense ratio			5.4
Combined ratio			85.6%

Segment Information
For the year ended December 31, 2014

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$2,539	$2,128	$4,667	$1,265	$—	$5,932
Net premiums written	$2,467	$2,033	$4,500	$1,220	$—	$5,720
(Increase) decrease in unearned premiums	(66)	(47)	$(113)	2	—	$(111)
Net premiums earned	$2,401	$1,986	$4,387	$1,222	$—	$5,609
Losses and loss expenses	(1,136)	(1,327)	(2,463)	(1,000)	—	(3,463)
Acquisition costs	(599)	(466)	(1,065)	(149)	—	(1,214)
Technical result	$666	$193	$859	$73	$—	$932
Other income			3	8	5	16
Other expenses			(252)	(68)	(130)	(450)
Underwriting result			$610	$13	n/a	$498
Net investment income				60	420	480
Allocated underwriting result				$73	n/a	n/a
Net realized and unrealized investment gains					372	372
Interest expense					(49)	(49)
Amortization of intangible assets					(27)	(27)
Net foreign exchange gains					18	18
Income tax expense					(239)	(239)
Interest in earnings of equity method investments					15	15
Net income					n/a	$1,068
Loss ratio	47.3%	66.8%	56.1%
Acquisition ratio	24.9	23.5	24.3
Technical ratio	72.2%	90.3%	80.4%
Other expense ratio			5.8
Combined ratio			86.2%

Segment geographic distribution of premiums table
The following table provides the geographic distribution of gross premiums written based on the location of the underlying risk for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
Asia, Australia and New Zealand	12%	12%	11%
Europe	36	37	40
Latin America, Caribbean and Africa	8	10	10
North America	44	41	39
Total	100%	100%	100%

Percentage of premiums through brokers
The following table summarizes the percentage of gross premiums written through these two brokers by segment for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
P&C	57%	54%	53%
Specialty	46	42	40
Life and Health	16	16	12